ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2020
Brilliant Hat Limited
Name	Brilliant Hat Limited
Background	A British Virgin Islands company Incorporated on June 26, 2018 A holding company
Ownership	100% owned by Blue Hat Interactive Entertainment Technology
Blue Hat Interactive Entertainment Technology Limited
Name	Blue Hat Interactive Entertainment Technology Limited
Background	A Hong Kong company Incorporated on June 26, 2018 A holding company
Ownership	100% owned by Brilliant Hat Limited
Xiamen Duwei Consulting Management Co Ltd
Name	Xiamen Duwei Consulting Management Co Ltd
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on July 26, 2018 Registered capital of $736,073 (RMB 5,000,000) A holding company
Ownership	100% owned by Blue Hat Interactive Entertainment Technology Limited.
Fujian Blue Hat Interactive Entertainment Technology Ltd.
Name	Fujian Blue Hat Interactive Entertainment Technology Ltd.
Background	A PRC limited liability company Incorporated on January 7, 2010 Registered capital of $4,697,526 (RMB 31,054,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	VIE of Xiamen Duwei Consulting Management Co., Ltd
Hunan Engaomei Animation Culture Development Co., Ltd.
Name	Hunan Engaomei Animation Culture Development Co., Ltd.
Background	A PRC limited liability company Incorporated on October 19, 2017 Registered capital of $302,540 (RMB 2,000,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd
Shenyang Qimengxing Trading Co., Ltd.
Name	Shenyang Qimengxing Trading Co., Ltd.
Background	A PRC limited liability company Incorporated on July 27, 2017 Registered capital of $302,540 (RMB 2,000,000) Designing, producing, promoting and selling animated toys with mobile games futures, original intellectual property and peripheral derivatives features.
Ownership	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd.
Xiamen JiuqiaoTechnology Co. Ltd.
Name	Xiamen Jiuqiao Technology Co. Ltd.
Background	A PRC limited liability company Incorporated on March 31, 2020 Registered capital of $15,325,905 (RMB 100,000,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features, and consultation service.
Ownership	40% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd 60% owned by Duwei Consulting Management Co.,Ltd
Pingxiang Blue Hat Technology Co. Ltd.
Name	Pingxiang Blue Hat Technology Co. Ltd.
Background	A PRC limited liability company Incorporated on September 10, 2018 Registered capital of $302,540 (RMB 2,000,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	100% owned by Fujian Blue Hat Interactive Technology Ltd.
Xunpusen (Xiamen) Technology Co. Ltd.
Name	Xunpusen (Xiamen) Technology Co.,Ltd.
Background	A PRC limited liability company Incorporated on May 2, 2018, acquired on August 3, 2020 Registered capital of $3,065,181 (RMB 20,000,000) Telecommunication service and internet access.
Ownership	60% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd